Annual Fund Operating Expenses - Provident Trust Strategy Fund - Provident Trust Strategy Fund Class	Jan. 28, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.64%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%	[1]
Acquired Fund Fees and Expenses	0.02%	[2]
Expenses (as a percentage of Assets)	0.95%	[1],[2]

[1]	Other Expenses and Total Annual Fund Operating Expenses include acquired fund fees and expenses (“AFFE”), which are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the direct operating expenses of the Fund and does not include indirect expenses, such as AFFE. Without AFFE, Total Annual Fund Operating Expenses would have been 0.93% for the Fund.
[2]	AFFE are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds. Please note that the amount of Total Annual Fund Operating Expenses shown in the above table will differ from the “Financial Highlights” section of the Prospectus, which reflects the direct operating expenses of the Fund and does not include indirect expenses, such as AFFE. Without AFFE, Total Annual Fund Operating Expenses would have been 0.93% for the Fund.